Leases (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease [Abstract]
Depreciation of right-of-use assets	$ 730	$ 725	$ 642
Interest expense on lease liabilities	212	243	272
Expenses relating to short term leases	478	436	39
Impairment	78
Variable lease payments	505	453	516
Total	$ 2,003	$ 1,857	$ 1,469